Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 102,000
Previously Paid Amount	0.00
Total Fee Amount	8.87
Total Offset Amount	0.00
Net Fee	8.87
Narrative - Max Aggregate Offering Price	$ 102,000
Final Prospectus	true